LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
2020	$ 145
2021	146
2022	109
2023	26
Total undiscounted lease payments	426
Less imputed interest	(28)
Present value of lease liabilities	$ 398